FINANCIAL INCOME AND EXPENSES (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finance income
Interest income	$ 1,046,580	$ 8,370,338	$ 8,466,177
Other interest income	2,893,664	2,824,037	1,195,515
Total	3,940,244	11,194,375	9,661,692
Finance expenses
Bond interest	38,547,682	42,178,816	41,652,154
Bank loan interest	1,828,588	5,553,485	3,990,853
Other interest costs	14,638,390	7,488,068	5,731,964
Total	$ 55,014,660	$ 55,220,369	$ 51,374,971